Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Deferred revenues	$ 187	$ 646
Provision for royalties to IIA	47	47
Payroll and social benefits	1,362	1,580
Vacation and recuperation provision	630	554
Accrued expenses and others	920	628
Total	$ 3,146	$ 3,455